Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Other Noncurrent Assets [abstract]
Summary of Other Non-Current Assets

The components of other non-current assets include the following:

	June 30,	December 31,
(millions of U.S. dollars)	2026	2025
Cash surrender value of life insurance policies	387	384
Deferred commissions	98	110
Net defined benefit plan surpluses	101	83
Other non-current assets(1)	119	103
Total other non-current assets	705	680

(1)
Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $94 million and $96 million as of June 30, 2026 and December 31, 2025, respectively (see note 17).